Risks and Uncertainties - Schedule of Customer Concentration Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenues [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount	$ 3,779,687	$ 5,163,870
Concentration risk, percentage	18.60%	20.40%
Customer Concentration Risk [Member] | Customer A [Member] | Trade Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount	$ 613,468	$ 1,751,895
Concentration risk, percentage	13.70%	30.80%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenues [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount			$ 7,257,128
Concentration risk, percentage			18.80%
Customer Concentration Risk [Member] | Customer B [Member] | Trade Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer C [Member] | Trade Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount		$ 684,830
Concentration risk, percentage		12.00%
Customer Concentration Risk [Member] | Customer D [Member] | Trade Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount	$ 705,561	$ 587,190
Concentration risk, percentage	15.80%	10.30%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total Purchases [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount			$ 2,963,186
Concentration risk, percentage			19.70%
Supplier Concentration Risk [Member] | Supplier B [Member] | Total Purchases [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, amount			$ 2,009,756
Concentration risk, percentage			13.30%